SUBSEQUENT EVENTS (JGWPT Holdings Inc.) (Details) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended	9 Months Ended
	Nov. 14, 2013	Sep. 30, 2013
Subsequent events
Par value per share (in dollars per share)		$ 0.00001
Subsequent Events | JGWPT Holdings, LLC
Subsequent events
Number of common interests acquired	11,212,500
Ownership interest (as a percent)	37.90%
Non-controlling interest (as a percent)	62.10%
Subsequent Events | Class A Shares
Subsequent events
Shares issued in initial public offering	11,212,500
Par value per share (in dollars per share)	$ 0.00001
Net proceeds from initial public offering	$ 141.4
Subsequent Events | Class A Shares | Underwriter's overallotment option
Subsequent events
Shares issued in initial public offering	1,462,500
Subsequent Events | Class A Shares | JGWPT Holdings, LLC
Subsequent events
Shares issued pursuant to merger	1	1
Subsequent Events | Class B Shares
Subsequent events
Par value per share (in dollars per share)	$ 0.00001
Subsequent Events | Class C Shares
Subsequent events
Par value per share (in dollars per share)	$ 0.00001
Subsequent Events | Class C Shares | PGHI Corp
Subsequent events
Shares issued pursuant to merger	1